Income Taxes (Tables)	12 Months Ended
Jun. 30, 2023
Income Taxes
Schedule of Group's Income/(Loss) before tax

	Years Ended June 30,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$

PRC	308,685	333,425	97,057	13,979
HK	(12,929)	(10,009)	95,720	13,787
Cayman and others	(5)	1,031	(1,127)	(162)
	295,751	324,447	191,650	27,604

Schedule of income tax expense

	Years Ended June 30,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$

Current	(86,367)	(88,861)	(73,221)	(10,546)
Deferred	(1,727)	283	1,841	265
	(88,094)	(88,578)	(71,380)	(10,281)

Schedule of reconciliation of the income tax expense between PRC statutory income tax rate and actual income tax expense

	Years Ended June 30,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$

Income before income tax expense	295,751	324,447	191,650	27,604
PRC statutory income tax rate	25%	25%	25%	25%
Income tax at PRC statutory income tax rate	(73,938)	(81,112)	(47,912)	(6,901)
Impact of different tax rates in other jurisdictions	(1,100)	(969)	7,853	1,131
Preferential tax treatments and tax holiday effects	(73)	1,110	2,578	371
Super deduction of qualified R&D expenditures	13	173	251	36
Expenses not deductible (including expenses accrued for share-based compensation amounting to RMB5,487, RMB1,835 and RMB1,302 for the years ended June 30, 2021, 2022 and 2023, respectively)	(9,737)	(3,011)	(5,662)	(816)
Valuation allowance on deferred tax assets	(3,259)	(4,769)	(19,635)	(2,827)
Tax effect on Impairment loss of goodwill	—	—	(8,853)	(1,275)
Income tax expense	(88,094)	(88,578)	(71,380)	(10,281)

Schedule of deferred income tax liabilities and assets

Amount
RMB

Balance as of June 30, 2021	3,548
Decrease due to amortization of intangible assets	(207)
Increase due to acquisition	651
Exchange translation adjustment	59
Balance as of June 30, 2022	4,051
Net deferred tax liabilities of June 30, 2022	3,400
Decrease due to amortization of intangible assets	(1,841)
Increase due to acquisition	18,300
Exchange translation adjustment	169
Balance as of June 30, 2023	20,679
Net deferred tax liabilities as of June 30, 2023	20,028
Amount in US$	2,772

	As of June 30,
	2022	2023	2023
	RMB	RMB	US$

Tax loss carry forward	17,094	51,373	7,110
Net operating losses acquired through Acquisition	16,259	50,821	7,033
Others	324	588	82
Less, valuation allowance	(32,301)	(101,406)	(14,034)
Balance as of June 30, 2023	1,376	1,376	191
Net deferred tax assets as of June 30, 2023	725	725	100

Schedule of deferred tax assets valuation allowance

Amount
RMB

Balance as of June 30, 2021	12,271
Increase during the year	4,769
Increase due to acquisition of entities	15,206
Exchange translation adjustment	55
Balance as of June 30, 2022	32,301
Increase during the year	19,635
Increase due to acquisition of entities	50,821
Decrease due to NOL expiration	(1,558)
Exchange translation adjustment	207
Balance as of June 30, 2023	101,406
Amount in US$	14,034